Expense Example - UltraShort International ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	778	1,401	3,081	281	1,073	1,884	3,996